Concentrations (Details) - Schedule of Total Advances to Suppliers - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024		Sep. 30, 2023
Schedule of Total Advances to Suppliers [Line Items]
Supplier amount	$ 16,482,226		$ 11,006,976
Supplier Percentage	69.00%		59.00%
Supplier I [Member]
Schedule of Total Advances to Suppliers [Line Items]
Supplier amount	$ 7,962,197		$ 3,754,783
Supplier Percentage	33.00%		20.00%
Supplier J [Member]
Schedule of Total Advances to Suppliers [Line Items]
Supplier amount	$ 2,925,086		$ 2,894,737
Supplier Percentage	12.00%		15.00%
Supplier K [Member]
Schedule of Total Advances to Suppliers [Line Items]
Supplier amount		[1]	$ 2,192,982
Supplier Percentage		[1]	12.00%
Supplier L [Member]
Schedule of Total Advances to Suppliers [Line Items]
Supplier amount		[1]	$ 2,164,474
Supplier Percentage		[1]	12.00%
Supplier F [Member]
Schedule of Total Advances to Suppliers [Line Items]
Supplier amount	$ 2,772,624			[1]
Supplier Percentage	12.00%			[1]
Supplier M [Member]
Schedule of Total Advances to Suppliers [Line Items]
Supplier amount	$ 2,822,319			[1]
Supplier Percentage	12.00%			[1]

[1]	The percentage is below 10%